Member's Deficit And Comprehensive Loss (Schedule Of Changes In Equity) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended			12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (101,855)	$ (191,264)	$ (50,561)	$ (39,025)	$ (143,629)	$ (43,027)	$ (74,056)	$ (53,179)	$ (131,832)	$ (297,656)		$ (233,215)	$ (424,479)	$ (302,094)	$ (479,089)
Foreign currency translation adjustments	40,502		21,219							(28,526)		17,928	40,242	(29,647)	26,301
Unrealized holding gain (loss) on marketable securities	13		16,668							15,619		17,399	23,103	(224)	17,187
Unrealized holding gain on cash flow derivatives	17,114		11,808							48,180		36,322	52,112	33,775	15,112
Other adjustments to comprehensive loss			(688)							(998)		(534)
Other, net										14,143		15,661
Reclassifications	(1,433)									(83,753)			3,180	3,787	14,750
Balances at January 1, Noncontrolling Interests					521,794					303,997		521,794	521,794
Net income, Noncontrolling Interests	9,683	(5,518)	11,977	11,316	(4,486)	11,627	6,765	15,204	469	16,372		18,807	13,289	34,065	16,236
Dividends and other payments to noncontrolling interests										(58,942)	[1]	(247,764)
Balances at September 30, Noncontrolling Interests	266,890	303,997				521,794				266,890			303,997	521,794
Balances		(7,847,337)			(7,471,941)				(7,204,686)	(7,995,191)		(7,471,941)	(7,471,941)	(7,204,686)	(6,844,738)
Consolidated net loss	(92,172)	(196,782)	(38,584)	(27,709)	(148,115)	(31,400)	(67,291)	(37,975)	(131,363)	(281,284)		(214,408)	(411,190)	(268,029)	(462,853)
Balances	(8,370,752)	(7,995,191)	(7,847,337)			(7,471,941)				(8,370,752)		(7,847,337)	(7,995,191)	(7,471,941)	(7,204,686)
Dividends accrued in "Other current liabilities"	45,080	137,889				0				45,080			137,889	0
Noncontrolling Interest [Member]
Foreign currency translation adjustments										(2,152)		1,061
Unrealized holding gain (loss) on marketable securities										25		(123)
Other adjustments to comprehensive loss										(114)		(61)
Other, net										7,872		13,457
Reclassifications										(168)
Balances at January 1, Noncontrolling Interests					521,794					303,997		521,794	521,794
Net income, Noncontrolling Interests										16,372		18,807
Dividends and other payments to noncontrolling interests										(58,942)	[1]	(247,764)
Balances at September 30, Noncontrolling Interests	266,890		307,171							266,890		307,171
The Company [Member]
Balances at January 1, 2012					(7,993,735)					(8,299,188)		(7,993,735)	(7,993,735)
Net income (loss)										(297,656)		(233,215)
Foreign currency translation adjustments										(26,374)		16,867
Unrealized holding gain (loss) on marketable securities										15,594		17,522
Unrealized holding gain on cash flow derivatives										48,180		36,322
Other adjustments to comprehensive loss										(884)		(473)
Other, net										6,271		2,204
Reclassifications										(83,585)
Balances at September 30, 2012	$ (8,637,642)		$ (8,154,508)							$ (8,637,642)		$ (8,154,508)

[1]	Included in "Dividends and other payments to noncontrolling interests" are $45.1 million in dividends declared but not yet paid by an entity for which the Company has a controlling financial interest and whose results are consolidated in the Company's financial statements. This amount will be paid by that entity during the fourth quarter of 2013 and, therefore, is accrued in "Other current liabilities" at September 30, 2013.